SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and risk (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Concentration and risk
Accounts receivable		¥ 54,424,845		$ 16,551,567	¥ 115,228,700
Advances from customers		20,505,861		1,074,192	7,478,309
Accounts payable		249,665,890		$ 37,201,336	258,988,264
Total purchases | Suppliers risk | Supplier F
Concentration and risk
Total purchases	¥ 225,527,597	¥ 193,555,999
Concentration risk (as a percent)	15.00%	15.00%
Total purchases | Suppliers risk | Supplier A
Concentration and risk
Total purchases	¥ 173,723,118	¥ 150,385,652	¥ 187,065,077
Concentration risk (as a percent)	11.00%	12.00%	21.00%
Total purchases | Suppliers risk | Supplier B
Concentration and risk
Total purchases			¥ 152,966,930
Concentration risk (as a percent)			18.00%
Accounts receivable | Customer risk | Customer Y
Concentration and risk
Accounts receivable		¥ 45,980,177
Concentration risk (as a percent)		84.00%
Accounts receivable | Customer risk | Customer Z
Concentration and risk
Accounts receivable					46,263,295
Concentration risk (as a percent)	40.00%
Advances from customers | Customer risk | Customer U
Concentration and risk
Advances from customers					1,090,262
Concentration risk (as a percent)	15.00%
Advances from customers | Customer risk | Customer W
Concentration and risk
Advances from customers					767,993
Concentration risk (as a percent)	10.00%
Accounts payable | Suppliers risk | Supplier F
Concentration and risk
Accounts payable		¥ 25,702,037			¥ 26,134,706
Concentration risk (as a percent)	10.00%	10.00%
Accounts payable | Suppliers risk | Supplier E
Concentration and risk
Accounts payable		¥ 26,483,893
Concentration risk (as a percent)		11.00%